N-4	Feb. 14, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE & ANNUITY CO
Entity Central Index Key	0001074486
Entity Investment Company Type	N-4
Document Period End Date	Feb. 14, 2025
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]

The following applies to both Pacific Advisory Variable Annuity contracts issued by Pacific Life Insurance Company and Pacific Life & Annuity Company:

Effective February 3, 2025, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT section will be deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses
Vanguard VIF Conservative Allocation Portfolio; The Vanguard Group, Inc.	0.12%
Vanguard VIF Moderate Allocation Portfolio; The Vanguard Group, Inc.	0.12%
Vanguard VIF Total International Stock Market Index Portfolio; The Vanguard Group, Inc.	0.08%

Prospectuses Available [Text Block]

The following applies to both Pacific Advisory Variable Annuity contracts issued by Pacific Life Insurance Company and Pacific Life & Annuity Company:

Effective February 3, 2025, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT section will be deleted and replaced with the following:

Portfolio Companies [Table Text Block]
Fund; Advisor (Subadvisor)	Current Expenses
Vanguard VIF Conservative Allocation Portfolio; The Vanguard Group, Inc.	0.12%
Vanguard VIF Moderate Allocation Portfolio; The Vanguard Group, Inc.	0.12%
Vanguard VIF Total International Stock Market Index Portfolio; The Vanguard Group, Inc.	0.08%

Vanguard VIF Conservative Allocation Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard VIF Conservative Allocation Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.12%
Vanguard VIF Moderate Allocation Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard VIF Moderate Allocation Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.12%
Vanguard VIF Total International Stock Market Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard VIF Total International Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.08%